UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TREASURY MONEY MARKET TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2004

[LOGO OF USAA]
    USAA(R)

                         USAA TREASURY MONEY
                               MARKET Trust(R)

                                 [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

                         Quarterly Portfolio of Investments

--------------------------------------------------------------------------------

     AUGUST 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2004 (UNAUDITED)

  PRINCIPAL
     AMOUNT    SECURITY                                                          VALUE
--------------------------------------------------------------------------------------
               U.S. TREASURY BILLS (20.1%)(a)
    $ 3,000    0.97%, 9/09/2004                                               $  2,999
      5,000    1.12%, 9/16/2004                                                  4,998
      5,000    0.97%, 9/23/2004                                                  4,997
      5,000    1.02%, 10/07/2004                                                 4,995
      5,000    1.10%, 10/14/2004                                                 4,994
      3,000    1.45%, 11/18/2004                                                 2,991
      3,000    1.59%, 12/16/2004                                                 2,986
      3,000    1.58%, 12/23/2004                                                 2,985
      3,000    1.67%, 1/20/2005                                                  2,980
      3,000    1.70%, 2/10/2005                                                  2,977
                                                                              --------
               Total U.S. Treasury bills (cost: $37,902)                        37,902
                                                                              --------

               U.S. TREASURY NOTES (6.9%)(b)
      5,000    1.88%, 9/30/2004                                                  5,003
      5,000    1.75%, 12/31/2004                                                 5,008
      3,000    1.63%, 4/30/2005                                                  2,997
                                                                              --------
               Total U.S. Treasury notes (cost: $13,008)                        13,008
                                                                              --------

               U.S. GOVERNMENT GUARANTEED SECURITIES (3.5%)
      1,700    Overseas Private Investment Corp. Certificates of
                  Participation, 1.57%, 4/02/2007(c)                             1,700
      5,000    Overseas Private Investment Corp., Series 1995-221/308
                 Certificates of Participation, 2.55%, 12/14/2007(d)             5,000
                                                                              --------
               Total U.S. government guaranteed securities (cost: $6,700)        6,700
                                                                              --------
               Total investment in securities (cost: $57,610)                   57,610
                                                                              --------

               REPURCHASE AGREEMENTS (69.7%)
     25,000    Credit Suisse First Boston Corp., 1.57%, acquired on
                 8/31/2004 and due 9/01/2004 at $25,000 (collateralized
                 by $33,145 of Government National Mortgage Assn.(f),
                 5.00% - 5.50% due 4/15/2018 - 4/15/2033; market value
                 $25,503)(e)                                                    25,000
     25,000    Deutsche Bank Securities, 1.55%, acquired on 8/31/2004 and due 9/01/2004 at $25,000 (collateralized by a $17,734
                 U.S. Treasury bond, 8.875% due 2/15/2019; market value
                 $25,501)(e)                                                    25,000
     25,000    State Street Bank & Trust Co., 1.50%, acquired on 8/31/2004 and due 9/01/2004 at $25,000 (collateralized by a $25,840
                 U.S. Treasury bill, 1.53%(a) due 11/18/2004; market value
                 $25,751)(e)                                                    25,000
     31,486    UBS Securities LLC, 1.56%, acquired on 8/31/2004 and due
                 9/01/2004 at $31,486 (collateralized by a $76,460 U.S.
                 Treasury STRIP, 8.125% due 5/15/2021; market value
                 $32,118)(e)                                                    31,486
     25,000    Wachovia Securities, Inc., 1.54%, acquired on 8/31/2004 and due 9/01/2004 at $25,000 (collateralized by $22,228 of
                 U.S. Treasury notes, 3.125% - 6.50% due 10/15/2008 -
                 2/15/2010; market value $25,501)(e)                            25,000
                                                                              --------
               Total repurchase agreements (cost: $131,486)                    131,486
                                                                              --------

               TOTAL INVESTMENTS (COST: $189,096)                             $189,096
                                                                              ========

2

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           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

         B. As of August 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         C. The percentages shown represent the percentages of the investments to net assets, which were $188,740,000 at August 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rates for U.S. Treasury bills represent the discount rate at purchase date.

         (b) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

         (c) VARIABLE-RATE DEMAND NOTE (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated quarterly interval to a rate that reflects current market conditions. The effective maturity for this instrument is deemed to be less than 397 days in accordance with detailed regulatory requirements. This security is shown at its current rate as of August 31, 2004.

         (d) PUT BOND - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (e) REPURCHASE AGREEMENTS - the Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement

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           to Portfolio of INVESTMENTS
           (continued)

USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2004 (UNAUDITED)

             price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (f) U.S. GOVERNMENT AGENCY ISSUES - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

4

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

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

               [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
                   USAA         ----------------------------------
                                    INSURANCE o MEMBER SERVICES

48053-1004                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 28, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.